Revenues	12 Months Ended
Dec. 31, 2024
Revenues
Revenues
19	Revenues

The Company assesses revenues based upon the nature or type of services it provides and the following table presents disaggregated revenue information:

	Year ended December 31,
	2022	2023	2024
	RMB	RMB	RMB	US$
Developer Services:
Subscription	160,722	173,523	196,813	26,963
Value-Added Services	74,509	31,129	32,825	4,497
Vertical Applications	93,591	85,580	86,532	11,855
Total revenues	328,822	290,232	316,170	43,315

For the years ended December 31, 2022, 2023 and 2024, revenues recognized at a point in time are RMB191,587, RMB163,262 and RMB192,200 (US$26,331), respectively. For the years ended December 31, 2022, 2023 and 2024, revenues recognized over time are RMB137,235, RMB126,970 and RMB123,970 (US$16,984), respectively.